                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21534

               RIVERSOURCE VARIABLE PORTFOLIO SELECT SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 9/30

                               PORTFOLIO HOLDINGS

                                      FOR

                       RIVERSOURCE VARIABLE PORTFOLIO --

                                CORE EQUITY FUND

                               AT SEPT. 30, 2007

INVESTMENTS IN SECURITIES

SEPT. 30, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (96.2%)
ISSUER                                            SHARES                     VALUE(A)
AEROSPACE & DEFENSE (3.9%)
Boeing                                               52,119                $5,471,974
DRS Technologies                                      3,849                   212,157
General Dynamics                                      3,457                   292,013
Goodrich                                             21,200                 1,446,476
Honeywell Intl                                       56,532                 3,361,958
L-3 Communications Holdings                           8,722                   890,865
Lockheed Martin                                      15,090                 1,637,114
Northrop Grumman                                      6,423                   500,994
United Technologies                                  21,463                 1,727,342
                                                                      ---------------
Total                                                                      15,540,893
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.1%)
United Parcel Service Cl B                            2,796                   209,980
-------------------------------------------------------------------------------------

AIRLINES (0.1%)
UAL                                                   6,754(b)                314,264
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                                2,105(b)                 64,013
Johnson Controls                                      1,986                   234,567
                                                                      ---------------
Total                                                                         298,580
-------------------------------------------------------------------------------------

AUTOMOBILES (0.3%)
BMW                                                   2,203(c)                142,079
Fiat                                                  4,873(c)                147,376
Ford Motor                                           34,281(b)                291,046
General Motors                                       13,247                   486,164
Harley-Davidson                                       2,599                   120,100
                                                                      ---------------
Total                                                                       1,186,765
-------------------------------------------------------------------------------------

BEVERAGES (1.8%)
Coca-Cola                                            45,673                 2,624,827
Constellation Brands Cl A                             4,505(b)                109,066
Molson Coors Brewing Cl B                             4,983                   496,656
Pepsi Bottling Group                                  1,487                    55,272
PepsiCo                                              56,084                 4,108,714
                                                                      ---------------
Total                                                                       7,394,535
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (2.2%)
Amgen                                                50,669(b)              2,866,345
Biogen Idec                                          18,227(b)              1,208,997
Celgene                                              10,361(b)                738,843

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
BIOTECHNOLOGY (CONT.)
Genentech                                            41,794(b)             $3,260,768
Gilead Sciences                                      18,686(b)                763,697
                                                                      ---------------
Total                                                                       8,838,650
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
Masco                                                13,511                   313,050
-------------------------------------------------------------------------------------

CAPITAL MARKETS (3.9%)
Apollo Mgmt LP                                       76,000(b,e)            1,919,000
Bank of New York Mellon                              17,159                   757,398
Bear Stearns Companies                                2,875                   353,079
Franklin Resources                                    3,654                   465,885
Goldman Sachs Group                                  10,082                 2,185,173
KKR Private Equity Investors LP Unit                136,869                 2,668,945
Lehman Brothers Holdings                             27,149                 1,675,908
Merrill Lynch & Co                                   26,186                 1,866,538
Morgan Stanley                                       26,229                 1,652,427
Oaktree Capital Group LLC Cl A Unit                  16,000(b,d,e)            592,000
State Street                                          8,747                   596,196
T Rowe Price Group                                   14,532                   809,287
                                                                      ---------------
Total                                                                      15,541,836
-------------------------------------------------------------------------------------

CHEMICALS (1.0%)
Air Products & Chemicals                              2,210                   216,050
Ashland                                               2,725                   164,072
Dow Chemical                                         31,846                 1,371,288
Eastman Chemical                                      4,792                   319,770
Ecolab                                                1,930                    91,096
EI du Pont de Nemours & Co                           19,778                   980,198
Hercules                                              1,232                    25,897
Intl Flavors & Fragrances                               843                    44,561
Monsanto                                              5,290                   453,565
PPG Inds                                              1,675                   126,546
Praxair                                               3,102                   259,824
Rohm & Haas                                           1,541                    85,787
Sigma-Aldrich                                         1,431                    69,747
                                                                      ---------------
Total                                                                       4,208,401
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

COMMERCIAL BANKS (2.1%)
Banco Bilbao Vizcaya Argentaria ADR                   1,579(c)                $36,759
BB&T                                                  5,484                   221,499
Comerica                                              1,709                    87,638
Commerce Bancorp                                      2,057                    79,770
Fifth Third Bancorp                                   8,920                   302,210
First Horizon Natl                                    1,338                    35,671
Huntington Bancshares                                 3,708                    62,962
M&T Bank                                                842                    87,105
Natl City                                             5,643                   141,583
PNC Financial Services Group                          9,986                   680,047
Regions Financial                                     6,905                   203,559
SunTrust Banks                                        3,634                   274,985
Synovus Financial                                     3,434                    96,324
US Bancorp                                           38,284                 1,245,379
Wachovia                                             48,447                 2,429,616
Wells Fargo & Co                                     65,603                 2,336,778
Zions Bancorporation                                  1,162                    79,795
                                                                      ---------------
Total                                                                       8,401,680
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.1%)
Allied Waste Inds                                     2,759(b)                 35,177
Avery Dennison                                        2,111                   120,369
Cintas                                                1,467                    54,426
Equifax                                               2,530                    96,444
Monster Worldwide                                     1,203(b)                 40,974
Robert Half Intl                                      1,818                    54,285
Waste Management                                      5,037                   190,097
                                                                      ---------------
Total                                                                         591,772
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.6%)
Avaya                                                14,176(b)                240,425
Cisco Systems                                       223,277(b)              7,392,702
Corning                                               4,316                   106,389
JDS Uniphase                                         69,873(b)              1,045,300
Motorola                                             23,009                   426,357
Nokia ADR                                            27,867(c)              1,056,995

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
COMMUNICATIONS EQUIPMENT (CONT.)
QUALCOMM                                            162,171                $6,853,346
Telefonaktiebolaget LM Ericsson ADR                  33,191(c)              1,321,002
                                                                      ---------------
Total                                                                      18,442,516
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.1%)
Apple                                                26,992(b)              4,144,351
Brocade Communications Systems                        5,102(b)                 43,673
Dell                                                 40,666(b)              1,122,382
EMC                                                   9,282(b)                193,066
Hewlett-Packard                                      72,161                 3,592,896
IBM                                                  25,190                 2,967,382
SanDisk                                               7,237(b)                398,759
                                                                      ---------------
Total                                                                      12,462,509
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.2%)
Fluor                                                 1,426                   205,315
KBR                                                  19,661(b)                762,257
                                                                      ---------------
Total                                                                         967,572
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (--%)
Vulcan Materials                                      1,019                    90,844
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.8%)
American Express                                     22,197                 1,317,836
Capital One Financial                                23,648                 1,570,936
Discover Financial Services                          15,277(b)                317,762
SLM                                                       3                       149
                                                                      ---------------
Total                                                                       3,206,683
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.1%)
Ball                                                  1,214                    65,253
Bemis                                                 1,138                    33,127
Pactiv                                                1,444(b)                 41,385
Sealed Air                                            1,888                    48,257
Temple-Inland                                         3,368                   177,258
                                                                      ---------------
Total                                                                         365,280
-------------------------------------------------------------------------------------

DISTRIBUTORS (--%)
Genuine Parts                                         1,849                    92,450
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (--%)
Apollo Group Cl A                                     1,519(b)                 91,368
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.9%)
Bank of America                                     139,100                 6,992,556
CIT Group                                             1,707                    68,621
Citigroup                                           144,331                 6,735,928
CME Group                                               542                   318,344
Consumer Discretionary Select Sector SPDR
 Fund                                                16,978                   625,300
Financial Select Sector SPDR Fund                     7,328                   251,497
JPMorgan Chase & Co                                  91,316                 4,184,099
Materials Select Sector SPDR Fund                     3,025                   127,383
Moody's                                                 750                    37,800
NYMEX Holdings                                        1,077                   140,204
Utilities Select Sector SPDR Fund                     3,674                   146,225
                                                                      ---------------
Total                                                                      19,627,957
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (4.1%)
AT&T                                                204,684                 8,660,180
Chunghwa Telecom ADR                                  3,205(c)                 59,236

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
DIVERSIFIED TELECOMMUNICATION SERVICES (CONT.)
Citizens Communications                              12,275                  $175,778
Deutsche Telekom                                    136,752(c)              2,687,028
Deutsche Telekom ADR                                 28,124(c)                552,074
Telefonica                                           29,003(c)                811,807
Telefonica ADR                                        6,067(c)                508,293
Verizon Communications                               66,967                 2,965,299
Windstream                                           11,485                   162,168
                                                                      ---------------
Total                                                                      16,581,863
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                                      1,795(b)                 93,807
American Electric Power                               4,052                   186,716
Duke Energy                                          12,843                   240,036
Edison Intl                                           3,329                   184,593
Entergy                                              10,035                 1,086,690
Exelon                                               20,373                 1,535,309
FirstEnergy                                           3,007                   190,463
FPL Group                                             7,242                   440,893
Pinnacle West Capital                                 3,852                   152,193
PPL                                                  10,441                   483,418
Progress Energy                                       2,629                   123,169
Southern                                             32,040                 1,162,411
                                                                      ---------------
Total                                                                       5,879,698
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
Cooper Inds Cl A                                      1,659                    84,758
Emerson Electric                                     32,837                 1,747,586
Rockwell Automation                                   1,514                   105,238
                                                                      ---------------
Total                                                                       1,937,582
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
Agilent Technologies                                    290(b)                 10,695
Tyco Electronics                                     10,253                   363,273
                                                                      ---------------
Total                                                                         373,968
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.7%)
GlobalSantaFe                                         1,863                   141,625
Halliburton                                           7,655                   293,952
Natl Oilwell Varco                                    4,293(b)                620,339
Pride Intl                                           18,451(b)                674,384
Transocean                                            8,502(b)                961,151
Weatherford Intl                                      4,762(b)                319,911
                                                                      ---------------
Total                                                                       3,011,362
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.8%)
CVS Caremark                                         31,133                 1,233,801
Kroger                                                7,171                   204,517
Safeway                                               6,386                   211,440
SUPERVALU                                             2,025                    78,995
SYSCO                                                 6,252                   222,509
Wal-Mart Stores                                      24,141                 1,053,755
Whole Foods Market                                    1,644                    80,490
                                                                      ---------------
Total                                                                       3,085,507
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                                6,728                   222,562
Campbell Soup                                         9,521                   352,277
Dean Foods                                           15,644                   400,174
General Mills                                         8,673                   503,121
Kellogg                                              13,981                   782,936
Kraft Foods Cl A                                     62,895                 2,170,506
Tyson Foods Cl A                                      2,628                    46,910
                                                                      ---------------
Total                                                                       4,478,486
-------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

GAS UTILITIES (0.1%)
Nicor                                                   481                   $20,635
ONEOK                                                 7,963                   377,446
Questar                                               1,922                   100,963
                                                                      ---------------
Total                                                                         499,044
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.8%)
Bausch & Lomb                                         2,031                   129,984
Boston Scientific                                   365,094(b)              5,093,062
China Medical Technologies ADR                        3,778(c)                161,661
Covidien                                              9,188(b,c)              381,312
CR Bard                                               1,554                   137,047
Medtronic                                            15,493                   873,960
St. Jude Medical                                      2,275(b)                100,259
Stryker                                               5,857                   402,727
                                                                      ---------------
Total                                                                       7,280,012
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.9%)
Aetna                                                13,831                   750,608
Cardinal Health                                      29,438                 1,840,758
CIGNA                                                10,170                   541,959
Coventry Health Care                                  1,503(b)                 93,502
Express Scripts                                       2,785(b)                155,459
Humana                                                1,719(b)                120,124
Laboratory Corp of America Holdings                   1,131(b)                 88,478
Manor Care                                              863                    55,577
McKesson                                             30,442                 1,789,685
Patterson Companies                                   1,501(b)                 57,954
Quest Diagnostics                                     1,725                    99,653
Tenet Healthcare                                      5,092(b)                 17,109
UnitedHealth Group                                   44,152                 2,138,282
                                                                      ---------------
Total                                                                       7,749,148
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                                            2,144                    65,692
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.0%)
Darden Restaurants                                    1,543                    64,590
Intl Game Technology                                 16,166                   696,754
Marriott Intl Cl A                                   13,925                   605,320
McDonald's                                           31,550                 1,718,528
MGM MIRAGE                                            2,965(b)                265,190
Pinnacle Entertainment                                5,898(b)                160,603
Yum! Brands                                           9,149                   309,511
                                                                      ---------------
Total                                                                       3,820,496
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.9%)
Black & Decker                                          696                    57,977
Centex                                                4,858                   129,077
DR Horton                                            30,730                   393,651
Fortune Brands                                        1,487                   121,176
Harman Intl Inds                                     25,111                 2,172,604
Hovnanian Enterprises Cl A                           25,403(b)                281,719
Leggett & Platt                                       1,928                    36,940
Lennar Cl A                                           8,071                   182,808
Meritage Homes                                        2,218(b)                 31,318
Newell Rubbermaid                                     4,627                   133,350
Snap-On                                                 634                    31,408
Standard-Pacific                                     12,442                    68,307
Stanley Works                                           970                    54,446
Whirlpool                                               795                    70,835
                                                                      ---------------
Total                                                                       3,765,616
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 2 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

HOUSEHOLD PRODUCTS (2.1%)
Colgate-Palmolive                                    41,627                $2,968,838
Procter & Gamble                                     79,862                 5,617,493
                                                                      ---------------
Total                                                                       8,586,331
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                   6,530(b)                130,861
Constellation Energy Group                            1,846                   158,368
Dynegy Cl A                                           4,177(b)                 38,595
Energy Future Holdings                                4,491                   307,500
                                                                      ---------------
Total                                                                         635,324
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (2.2%)
3M                                                    2,379                   222,627
General Electric                                    199,930                 8,277,102
Tyco Intl                                             7,912(c)                350,818
                                                                      ---------------
Total                                                                       8,850,547
-------------------------------------------------------------------------------------

INSURANCE (4.5%)
ACE                                                  33,306(c)              2,017,344
AFLAC                                                31,418                 1,792,083
Allstate                                                890                    50,899
American Intl Group                                  89,615                 6,062,456
Aon                                                   4,629                   207,425
Arch Capital Group                                    2,937(b,c)              218,542
Assurant                                              1,360                    72,760
Chubb                                                10,605                   568,852
Endurance Specialty Holdings                          4,173(c)                173,388
Genworth Financial Cl A                               1,722                    52,917
Hartford Financial Services Group                    27,335                 2,529,854
Lincoln Natl                                            518                    34,172
MetLife                                              10,586                   738,162
Principal Financial Group                             1,401                    88,389
Prudential Financial                                 33,392                 3,258,392
Validus Holdings                                      1,175(b,c)               28,482
XL Capital Cl A                                       3,013(c)                238,630
                                                                      ---------------
Total                                                                      18,132,747
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
IAC/InterActiveCorp                                   2,237(b)                 66,372
Liberty Media -- Interactive Cl A                     8,971(b,f)              172,333
                                                                      ---------------
Total                                                                         238,705
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.0%)
eBay                                                 47,212(b)              1,842,212
Google Cl A                                           7,123(b)              4,040,664
VeriSign                                             44,340(b)              1,496,032
Yahoo!                                               22,861(b)                613,589
                                                                      ---------------
Total                                                                       7,992,497
-------------------------------------------------------------------------------------

IT SERVICES (0.5%)
Affiliated Computer Services Cl A                    10,933(b)                549,274
Automatic Data Processing                            14,415                   662,081
Cognizant Technology Solutions Cl A                   2,818(b)                224,792
Convergys                                             1,328(b)                 23,054
Electronic Data Systems                               8,736                   190,794
Fidelity Natl Information Services                    1,601                    71,036
Fiserv                                                2,337(b)                118,860
HCL Technologies                                     24,308(c)                183,747

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
IT SERVICES (CONT.)
Ness Technologies                                     3,437(b,c)              $37,532
Satyam Computer Services ADR                          1,335(c)                 34,563
Unisys                                                3,380(b)                 22,376
Western Union                                         3,401                    71,319
                                                                      ---------------
Total                                                                       2,189,428
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Brunswick                                               915                    20,917
Eastman Kodak                                         3,120                    83,491
Hasbro                                                1,623                    45,249
Mattel                                                3,967                    93,066
                                                                      ---------------
Total                                                                         242,723
-------------------------------------------------------------------------------------

MACHINERY (1.3%)
Caterpillar                                          20,244                 1,587,737
Deere & Co                                            7,469                 1,108,549
Flowserve                                            16,720                 1,273,730
Ingersoll-Rand Cl A                                   3,841(c)                209,219
ITT                                                   1,990                   135,181
Navistar Intl                                           686(b)                 42,240
Parker Hannifin                                       8,589                   960,508
                                                                      ---------------
Total                                                                       5,317,164
-------------------------------------------------------------------------------------

MEDIA (6.4%)
CBS Cl B                                              7,192                   226,548
Charter Communications Cl A                         109,753(b)                283,163
Comcast Cl A                                         77,388(b)              1,871,242
Comcast Special Cl A                                 18,625(b)                446,255
Dow Jones & Co                                          642                    38,327
EchoStar Communications Cl A                          6,216(b)                290,971
EW Scripps Cl A                                         819                    34,398
Gannett                                               2,304                   100,685
Interpublic Group of Companies                        4,602(b)                 47,769
McGraw-Hill Companies                                 3,370                   171,567
Meredith                                                382                    21,889
New York Times Cl A                                   1,412                    27,901
News Corp Cl A                                      108,330                 2,382,177
Omnicom Group                                         3,248                   156,196
Time Warner                                         163,290                 2,998,003
Time Warner Cable Cl A                                3,719(b)                121,983
Tribune                                                 830                    22,676
Viacom Cl B                                          16,961(b)                660,970
Virgin Media                                        518,018                12,572,296
Vivendi                                              15,664(c)                661,125
Walt Disney                                          40,838                 1,404,419
WorldSpace Cl A                                      16,896(b)                 67,246
XM Satellite Radio Holdings Cl A                     63,869(b)                905,024
                                                                      ---------------
Total                                                                      25,512,830
-------------------------------------------------------------------------------------

METALS & MINING (1.6%)
Alcan                                                 2,397(c)                239,892
Alcoa                                                20,753                   811,857
Allegheny Technologies                                1,086                   119,406
Coeur d'Alene Mines                                 230,495(b)                873,576
Freeport-McMoRan Copper & Gold                        3,655                   383,373
Lihir Gold                                          739,237(b,c)            2,584,052
Newmont Mining                                       24,130                 1,079,335

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
METALS & MINING (CONT.)
Nucor                                                 2,936                  $174,604
Stillwater Mining                                    10,382(b)                106,831
                                                                      ---------------
Total                                                                       6,372,926
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.8%)
Dillard's Cl A                                        1,499                    32,723
JC Penney                                            17,207                 1,090,408
Kohl's                                                7,390(b)                423,669
Macy's                                               13,858                   447,891
Nordstrom                                             1,292                    60,582
Target                                               20,805                 1,322,573
                                                                      ---------------
Total                                                                       3,377,846
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.5%)
Ameren                                                2,240                   117,600
CenterPoint Energy                                    3,335                    53,460
CMS Energy                                            2,416                    40,637
Consolidated Edison                                   2,706                   125,288
Dominion Resources                                    8,550                   720,765
DTE Energy                                            1,953                    94,603
Integrys Energy Group                                   800                    40,984
NiSource                                              2,937                    56,214
PG&E                                                  3,584                   171,315
Public Service Enterprise Group                       2,582                   227,190
TECO Energy                                           2,272                    37,329
Xcel Energy                                          21,390                   460,741
                                                                      ---------------
Total                                                                       2,146,126
-------------------------------------------------------------------------------------

OFFICE ELECTRONICS (--%)
Xerox                                                 3,545(b)                 61,470
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (8.1%)
Anadarko Petroleum                                    2,538                   136,418
Apache                                                  905                    81,504
BP ADR                                               17,869(c)              1,239,215
Chesapeake Energy                                     3,766                   132,789
Chevron                                              67,810                 6,345,659
ConocoPhillips                                       33,588                 2,948,018
CONSOL Energy                                         2,048                    95,437
Devon Energy                                          6,351                   528,403
El Paso                                               6,248                   106,029
Exxon Mobil                                         169,638                15,701,692
Occidental Petroleum                                 12,132                   777,419
Peabody Energy                                        2,611                   124,989
Range Resources                                         165                     6,709
Royal Dutch Shell ADR                                 3,242(c)                266,428
Ship Finance Intl                                     8,112(c)                213,102
Spectra Energy                                        6,089                   149,059
Sunoco                                                  747                    52,873
Total                                                32,099(c)              2,609,804
Valero Energy                                         3,059                   205,504
Williams Companies                                    5,819                   198,195
XTO Energy                                            3,207                   198,321
                                                                      ---------------
Total                                                                      32,117,567
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.4%)
Bowater                                              18,977                   283,137
Intl Paper                                           16,495                   591,676
MeadWestvaco                                          1,951                    57,613
Weyerhaeuser                                          7,808                   564,518
                                                                      ---------------
Total                                                                       1,496,944
-------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 3 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)

PERSONAL PRODUCTS (0.8%)
Avon Products                                        73,492                $2,758,155
Estee Lauder Companies Cl A                           1,216                    51,631
Herbalife                                            10,029(c)                455,918
                                                                      ---------------
Total                                                                       3,265,704
-------------------------------------------------------------------------------------

PHARMACEUTICALS (7.3%)
Abbott Laboratories                                  13,843                   742,262
AstraZeneca                                          36,264(c)              1,817,062
Bristol-Myers Squibb                                119,551                 3,445,460
Eli Lilly & Co                                       22,144                 1,260,658
Johnson & Johnson                                    35,181                 2,311,392
Merck & Co                                          118,146                 6,106,966
Novartis ADR                                          4,868(c)                267,545
Pfizer                                              314,177                 7,675,343
Schering-Plough                                      86,055                 2,721,920
Teva Pharmaceutical Inds ADR                          6,277(c)                279,138
Wyeth                                                50,944                 2,269,555
                                                                      ---------------
Total                                                                      28,897,301
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Annaly Capital Management                            19,293                   307,338
Apartment Investment & Management Cl A                6,014                   271,412
Archstone-Smith Trust                                 2,169                   130,444
AvalonBay Communities                                   856                   101,059
Boston Properties                                     1,267                   131,641
Developers Diversified Realty                         1,340                    74,866
Equity Residential                                    2,972                   125,894
General Growth Properties                             2,510                   134,586
Host Hotels & Resorts                                 5,507                   123,577
Kimco Realty                                          2,483                   112,256
Plum Creek Timber                                     1,921                    85,984
ProLogis                                              2,685                   178,150
Public Storage                                        1,316                   103,503
Simon Property Group                                    332                    33,200
Vornado Realty Trust                                  1,331                   145,545
                                                                      ---------------
Total                                                                       2,059,455
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
CB Richard Ellis Group Cl A                           2,057(b)                 57,267
-------------------------------------------------------------------------------------

ROAD & RAIL (0.5%)
CSX                                                   4,923                   210,360
Hertz Global Holdings                                78,077(b)              1,773,909
Norfolk Southern                                      3,911                   203,020
                                                                      ---------------
Total                                                                       2,187,289
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.5%)
Advanced Micro Devices                                5,420(b)                 71,544
Applied Materials                                     8,644                   178,931
Atmel                                               292,638(b)              1,510,012
Broadcom Cl A                                         7,432(b)                270,822
Cypress Semiconductor                                 9,155(b)                267,418

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Intel                                               169,264                $4,377,166
KLA-Tencor                                            2,043                   113,959
LSI                                                  45,507(b)                337,662
Maxim Integrated Products                             6,083                   178,536
Natl Semiconductor                                    2,771                    75,150
NVIDIA                                                2,278(b)                 82,555
Spansion Cl A                                       210,304(b)              1,777,068
Texas Instruments                                    16,601                   607,431
United Microelectronics ADR                          16,648(c)                 59,766
Xilinx                                                3,123                    81,635
                                                                      ---------------
Total                                                                       9,989,655
-------------------------------------------------------------------------------------

SOFTWARE (2.3%)
ACI Worldwide                                         4,716(b)                105,403
Adobe Systems                                         9,865(b)                430,706
BEA Systems                                          11,732(b)                162,723
Citrix Systems                                        2,901(b)                116,968
Electronic Arts                                       1,343(b)                 75,195
Microsoft                                           233,517                 6,879,410
Oracle                                               50,105(b)              1,084,773
Quest Software                                        4,588(b)                 78,730
Red Hat                                               7,442(b)                147,873
Salesforce.com                                        1,046(b)                 53,681
                                                                      ---------------
Total                                                                       9,135,462
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.0%)
Abercrombie & Fitch Cl A                                837                    67,546
AutoNation                                            1,623(b)                 28,760
AutoZone                                                546(b)                 63,412
Gap                                                  15,157                   279,495
Home Depot                                           21,444                   695,643
Limited Brands                                        8,838                   202,302
Lowe's Companies                                     39,410                 1,104,268
Office Depot                                          4,768(b)                 98,316
OfficeMax                                               853                    29,232
Penske Automotive Group                               9,832                   199,000
RadioShack                                            1,474                    30,453
Sherwin-Williams                                      1,214                    79,772
Staples                                               7,322                   157,350
Tiffany & Co                                          1,350                    70,673
TJX Companies                                        30,333                   881,780
                                                                      ---------------
Total                                                                       3,988,002
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Coach                                                 5,324(b)                251,666
Jones Apparel Group                                   1,196                    25,271
Liz Claiborne                                         1,112                    38,175
Nike Cl B                                             3,821                   224,140
VF                                                      995                    80,346
                                                                      ---------------
Total                                                                         619,598
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.3%)
Countrywide Financial                               110,052                 2,092,088
Fannie Mae                                           27,237                 1,656,282

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                     VALUE(A)
THRIFTS & MORTGAGE FINANCE (CONT.)
Freddie Mac                                          25,984                $1,533,316
Hudson City Bancorp                                   7,579                   116,564
                                                                      ---------------
Total                                                                       5,398,250
-------------------------------------------------------------------------------------

TOBACCO (1.4%)
Altria Group                                         79,021                 5,494,330
Loews-Carolina Group                                  1,930(f)                158,704
Reynolds American                                     1,676                   106,577
                                                                      ---------------
Total                                                                       5,759,611
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (3.7%)
ALLTEL                                               22,010                 1,533,657
America Movil ADR Series L                            2,138(c)                136,832
Hutchison Telecommunications Intl                   664,920(c)                923,833
Millicom Intl Cellular                                4,449(b,c)              373,271
Orascom Telecom Holding GDR                           3,081(c)                201,497
Sprint Nextel                                       181,982                 3,457,658
Vodafone Group                                    1,831,178(c)              6,612,726
Vodafone Group ADR                                   50,028(c)              1,816,016
                                                                      ---------------
Total                                                                      15,055,490
-------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $337,144,408)                                                     $386,400,318
-------------------------------------------------------------------------------------

OPTIONS PURCHASED (0.1%)
                                                                     EXERCISE           EXPIRATION
ISSUER                                          CONTRACTS             PRICE                DATE                   VALUE(A)
CALLS
QUALCOMM                                             42                $50.00           Jan. 2008                   $2,709
Virgin Media                                        447                 27.50           Jan. 2008                   42,465
--------------------------------------------------------------------------------------------------------------------------

PUTS
NASDAQ 100                                        2,266                 50.00           Nov. 2007                  207,339
S&P 500                                              42              1,500.00           Nov. 2007                  105,420
--------------------------------------------------------------------------------------------------------------------------

TOTAL OPTIONS PURCHASED
(Cost: $496,458)                                                                                                  $357,933
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND (3.6%)
                                                  SHARES                     VALUE(A)
RiverSource Short-Term Cash Fund                 14,402,731(g)            $14,402,731
-------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $14,402,731)                                                       $14,402,731
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $352,043,597)(h)                                                  $401,160,982
=====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated June 30, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Sept. 30, 2007, the value of foreign securities represented 8.0% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Sept. 30, 2007, the value of these securities amounted to $592,000 or 0.1% of net assets.

--------------------------------------------------------------------------------

 4 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

(e) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to procedures approved, in good faith, by the Fund's Board of Directors. Information concerning such security holdings at Sept. 30, 2007, is as follows:

                                                                     ACQUISITION
SECURITY                                                                DATES                     COST
---------------------------------------------------------------------------------------------------------
Apollo Mgmt LP                                                         08-02-07                $1,824,000
Oaktree Capital Group LLC Cl A Unit*                            05-21-07 thru 07-20-07            682,160

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(h) At Sept. 30, 2007, the cost of securities for federal income tax purposes was approximately $352,044,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $58,381,000
Unrealized depreciation                                               (9,264,000)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $49,117,000
--------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com.

--------------------------------------------------------------------------------

 5 RIVERSOURCE VARIABLE PORTFOLIO -- CORE EQUITY FUND -- PORTFOLIO HOLDINGS AT SEPT. 30, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Variable Portfolio Select Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date November 29, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date November 29, 2007